Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2024
Parent Company Only Condensed Financial Information
Parent Company Only Condensed Financial Information

27. Parent Company Only Condensed Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries, VIEs and VIEs’ subsidiaries in accordance with Regulation S-X Rule 4-08 (e) (3), General Notes to Financial Statements and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividend to the Company for the years ended December 31, 2022, 2023 and 2024. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments, or guarantees as of December 31, 2023 and 2024.

27. Parent Company Only Condensed Financial Information (Continued)

Condensed balance sheets

	As of December 31,
	2023	2024
	RMB	RMB

ASSETS
Current assets:
Cash and cash equivalents	1,121,233	4,943,339
Time deposits and short-term investments	—	2,613,125
Amounts due from subsidiaries of the Group	54,475,676	49,408,573
Prepayments and other current assets	—	23,955
Total current assets	55,596,909	56,988,992
Non-current assets:
Investments in subsidiaries	11,452,246	20,111,191
Long-term investments	10,268	45,799
Property, plant and equipment, net	10	2
Total non-current assets	11,462,524	20,156,992
Total assets	67,059,433	77,145,984
LIABILITIES
Current liabilities:
Short-term borrowings	6,719,797	—
Amounts due to subsidiaries of the Group	3,598	3,721
Accruals and other current liabilities	193,414	12,482
Total current liabilities	6,916,809	16,203
Non-current liabilities:
Long-term borrowings	—	6,254,897
Total non-current liabilities	—	6,254,897
Total liabilities	6,916,809	6,271,100
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	1,215	1,215
Class B Ordinary Shares	235	235
Treasury shares	(90)	(74)
Additional paid-in capital	57,479,857	60,126,623
Accumulated other comprehensive loss	(224,876)	(171,748)
Retained earnings	2,886,283	10,918,633
Total shareholders’ equity	60,142,624	70,874,884
Total liabilities and shareholders’ equity	67,059,433	77,145,984

27. Parent Company Only Condensed Financial Information (Continued)

Condensed statements of comprehensive (loss)/income

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Operating expenses:
Research and development	(629)	—	(173)
Selling, general and administrative	(35,642)	(44,419)	(29,303)
Total operating expenses	(36,271)	(44,419)	(29,476)
Loss from operations	(36,271)	(44,419)	(29,476)
Other (expense)/income
Interest expense	(43,096)	(38,323)	(51,818)
Interest income and investment income, net	190,528	70,953	265,836
Share of (loss)/income from subsidiaries, and (loss)/income of VIEs	(2,300,538)	11,716,065	7,821,521
Others, net	177,165	(137)	26,287
(Loss)/Income before income tax	(2,012,212)	11,704,139	8,032,350
Income tax expense	(3)	(6)	—
Net (loss)/income	(2,012,215)	11,704,133	8,032,350
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of tax	1,327,761	(30,766)	53,128
Comprehensive (loss)/income	(684,454)	11,673,367	8,085,478

27. Parent Company Only Condensed Financial Information (Continued)

Condensed statements of cash flows

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

CASH FLOWS FROM OPERATING ACTIVITIES
Net cash provided by operating activities	450,517	56,515	205,249
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by inter-company transactions	(23,397,234)	(3,589,329)	6,751,926
Placement of time deposits	—	—	(2,179,080)
Redemption of time deposits	—	2,137,626	—
Placement of short-term investments	(2,609,767)	—	(364,515)
Redemption of short-term investments	8,036,663	—	—
Purchase of property, plant and equipment and intangible assets	(25)	—	—
Net cash (used in)/provided by investing activities	(17,970,363)	(1,451,703)	4,208,331
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	669,913	699,300	—
Repayment of borrowings	(349,163)	(338,020)	(700,000)
Proceeds from exercise of share options	6,728	11,953	14,658
Proceeds from issuance of ordinary shares	2,462,300	1,174,319	—
Net cash provided by/(used in) financing activities	2,789,778	1,547,552	(685,342)
Effects of exchange rate changes on cash, cash equivalents and restricted cash	941,417	(5,355)	93,868
Net change in cash, cash equivalents and restricted cash	(13,788,651)	147,009	3,822,106
Cash, cash equivalents and restricted cash at beginning of the year	14,762,875	974,224	1,121,233
Cash, cash equivalents and restricted cash at end of the year	974,224	1,121,233	4,943,339

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and contractual interests in VIEs.

For the Company only condensed financial information, the Company records its investments in subsidiaries, contractual interests in VIEs and VIEs’ subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investments—Equity Method and Joint Ventures”. The parent company only condensed financial information should be read in conjunction with the Group’ consolidated financial statements.